Consolidated Statements of Financial Position (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	184,984,215	127,542,120
Common stock, shares outstanding	184,984,215	127,542,120